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                           CLAYMORE SECURITIES, INC.
                           2455 CORPORATE WEST DRIVE
                            LISLE, ILLINOIS  60532


                              December 28,2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4

     Re: Claymore Securities Defined Portfolios, Series 127
             (SEC File No. 333-90714   CIK #1173978)

Ladies/Gentlemen:

    In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 2, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on December 23, 2004.

                                                    Very truly yours,


                                                    CLAYMORE SECURITIES, INC.

                                                    /s/ Nicholas Dalmaso

                                                    Nicholas Dalmaso
                                                    Senior Managing Director and
                                                      General Counsel